Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Net income	$ 5,766,318	$ 5,921,219	$ 4,018,126
Available for sale securities:
Unrealized holding gains (losses) on securities arising during period	5,516,942	7,425,665	(2,511,240)
Reclassification adjustment for gains realized in income	(796,281)	(425,730)	(1,522,260)
Net unrealized gains (losses)	4,720,661	6,999,935	(4,033,500)
Tax effect	(1,888,264)	(2,799,974)	1,613,400
Net-of-tax amount	2,832,397	4,199,961	(2,420,100)
Other-than-temporary impaired securities:
Unrealized holding (losses) on securities arising during period		(43,702)	(2,213,414)
Reclassification adjustment for losses realized in income		367,424	2,423,111
Net unrealized gains		323,722	209,697
Tax effect		(129,489)	(83,879)
Net-of-tax amount		194,233	125,818
Defined benefit pension plans:
Net gain (loss) arising during the period	114,262	(701,493)	(73,944)
Reclassification adjustment for amortization of prior service cost and net gain included in net periodic pension cost	219,797	171,171	168,792
Net gain (loss)	334,059	(530,322)	94,848
Tax effect	(133,624)	212,129	(37,939)
Net-of-tax amount	200,435	(318,193)	56,909
Other comprehensive income (loss), net of tax	3,032,832	4,076,001	(2,237,373)
Comprehensive income	8,799,150	9,997,220	1,780,753
Comprehensive income attributable to the noncontrolling interest	5,900	191,938	257,438
Comprehensive income attributable to Oneida Financial Corp.	$ 8,793,250	$ 9,805,282	$ 1,523,315